Management of financial risk - Transfer (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Management of financial risk
Transfer from Level 1 to Level 2, Liabilities	¥ 0	¥ 0